Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Restricted cash	$ 37,987	$ 64,196
Liabilities
Other non-current liabilities (note 18)	(241,729)	(245,885)
Current portion of long-term debt and short-term debt	(251,499)	(301,202)
Variable Interest Entity
Assets
Restricted cash	33	11,429
Liabilities
Accrued expenses	(33,965)	(28,845)
Other non-current liabilities (note 18)	(184,000)	(184,000)
Current portion of long-term debt and short-term debt	$ (179,839)	$ (229,654)